Net debt - Schedule or reconciliation of cash flow from financing liabilities to cash flow statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Proceeds received from loans	£ 11,908	£ 12,347	£ 5,150
Repayment of loans	(15,260)	(1,261)	(1,654)
Payments of lease liabilities	(155)	(117)	(107)
Net movements in short-term borrowings	(511)	(11)	(619)
Interest paid	(1,430)	(1,053)	(753)
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Proceeds received from loans	11,908	12,347	5,150
Repayment of loans	(15,260)	(1,261)	(1,654)
Payments of lease liabilities	(155)	(117)	(107)
Net movements in short-term borrowings	(511)	(11)	(619)
Interest paid	(1,277)	(998)	(711)
Cash flows per financing activities section of cash flow statement	(5,295)	9,960	2,059
Non-net debt-related items	27	33	29
Cash flows relating to financing liabilities within net debt	(5,268)	9,993	2,088
Borrowings	(5,268)	9,993	2,088
Financing derivatives
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash inflows on derivatives	190	20	17
Cash outflows on derivatives	(118)	(114)	(183)
Interest paid	(153)	(55)	(42)
Cash flows per financing activities section of cash flow statement	(81)	(149)	(208)
Derivative cash (outflow)/inflow in relation to capital expenditure	(12)	(8)	10
Derivative cash inflows per investing section of cash flow statement	0	17	225
Derivative cash outflows per investing section of cash flow statement	(362)	(122)	(81)
Cash flows relating to financing liabilities within net debt	(455)	(262)	(54)
Financing derivatives	£ (455)	£ (262)	£ (54)